Property, Plant And Equipment, Net	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

5. PROPERTY, PLANT AND EQUIPMENT, NET

As of June 30, 2024 and December 31, 2023, property, plant and equipment consisted of the following:

	June 30, 2024	December 31, 2023
Electronic equipment	$770	$820
Office equipment and furniture	68	70
Leasehold improvement	178	182
	1,016	1,072
Less: accumulated depreciation	(963)	(987)
	$53	$85

For the six months ended June 30, 2024 and 2023, depreciation expense amounted to $30 and $45, respectively.